ORGANIZATION AND PRINCIPAL ACTIVITIES	9 Months Ended
Sep. 30, 2020
Organization and Principal Activities
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a.Background

The accompanying condensed consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (the “Company”), its subsidiaries and variable interest entities (“VIEs”) for which the Company or its subsidiaries are the primary beneficiaries. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

On June 14, 2020, the shareholders of VIE, Beijing Normal University Ambow Education Technology Co., Ltd. (“Ambow Shida”), terminated their share pledge agreements, call options agreements, loan agreements, powers of attorney and exclusive consulting and service agreements with Beijing Ambow Chuangying Education and Technology Co., Ltd. (“Ambow Chuangying”); and entered into such contractual agreements with Beijing BoheLe Science and Technology Co. Ltd. (“Beijing BoheLe”) on June 15, 2020. On May 25, 2020, the individual shareholders of Beijing Le'An Operational Management Co., Ltd. ("Beijing Le'An") entered into the share pledge agreements, call options agreements, loan agreements, powers of attorney and exclusive consulting and service agreements with Beijing BoheLe. Beijing Le'An became VIE of the Company since then. Through the renewal/establishment of such contractual agreements, the Company through its subsidiaries, continued to control the operation decisions of the VIEs. Therefore, the accounts and operations of the VIEs and their subsidiaries remain unchanged in the Group’s consolidated financial statements.

In the nine months ended September 30, 2020, the Company also established a series of new subsidiaries and branch companies, and completed disposal of three subsidiaries, deregistration procedures of three subsidiaries and two branch companies in China.